Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2014
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive (Loss) Income
NOTE 15. OTHER COMPREHENSIVE (LOSS) INCOME
The following table presents the tax effects allocated to each component of Other comprehensive (loss) income for the years ended December 31, (in thousands):

	2014			2013			2012
	Before- Tax Amount	Tax Benefit (Expense)	Net-of-Tax Amount	Before-Tax Amount	Tax (Expense) Benefit	Net-of- Tax Amount	Before-Tax Amount	Tax (Expense) Benefit	Net-of- Tax Amount
Net unrealized (loss) gain on securities:
Unrealized (loss) gain arising during the period	$(1,646)	$547	$(1,099)	$1,233	$(458)	$775	$1,441	$(38)	$1,403
Less: reclassification adjustments for loss realized in net loss	17	—	17	—	—	—	—	—	—
Net unrealized (losses) gains	(1,629)	547	(1,082)	1,233	(458)	775	1,441	(38)	1,403
Foreign currency translation (loss) gain	(121,417)	28	(121,389)	682	32	714	2,104	60	2,164
Fair value adjustment on derivatives designated as cash flow hedges:
Fair value adjustment on derivatives designated as cash flow hedges arising during the period	—	—	—	853	(307)	546	(1,892)	680	(1,212)
Less: reclassification adjustments for cash flow hedges settled and included in net loss	—	—	—	(232)	84	(148)	436	(157)	279
Net unrealized fair value adjustment on derivatives designated as cash flow hedges	—	—	—	621	(223)	398	(1,456)	523	(933)
Other comprehensive (loss) income	$(123,046)	$575	$(122,471)	$2,536	$(649)	$1,887	$2,089	$545	$2,634

Reclassifications adjustments out of Other comprehensive (loss) income are reflected in our Consolidated Statements of Operations as Other income, net.
The following is a summary of the accumulated balances related to each component of Other comprehensive (loss) income, net of taxes, at December 31, 2014 and December 31, 2013 (in thousands):

	December 31, 2014	December 31, 2013
Net unrealized (losses) gains	$(484)	$598
Foreign currency translation loss	(123,604)	(5,193)
Fair value adjustment on derivatives designated as cash flow hedges	—	(320)
Accumulated other comprehensive loss	$(124,088)	$(4,915)